Parent Company Activity, Summary of Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities [Abstract]
Net income	$ 3,061,110	$ 3,443,569
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Loss on the sale of investment securities	8,993	1,670
Net increase in other assets	(41,623)	(641,098)
Net cash provided by operating activities	4,474,888	3,064,366
Cash flows from investing activities [Abstract]
Purchase of investment securities	(3,370,410)	(2,150,382)
Net cash used in investing activities	(6,394,107)	(12,730,708)
Cash flows from financing activities [Abstract]
Common stock options exercised	0	40,327
Net cash provided by financing activities	1,557,031	8,478,498
Net increase in cash and due from banks	(362,188)	(1,187,844)
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net income	3,061,110	3,443,569
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiary	(1,896,563)	(2,457,219)
Loss on the sale of investment securities	8,993	1,670
Decrease in dividends receivable from subsidiary	0	867,000
Net increase in other assets	(2,152)	(4,455)
Net cash provided by operating activities	1,171,388	1,850,565
Cash flows from investing activities [Abstract]
Purchase of investment securities	(373,100)	(150,382)
Proceeds from the sale of investment securities	353,420	131,403
Net cash used in investing activities	(19,680)	(18,979)
Cash flows from financing activities [Abstract]
Common stock options exercised	0	40,327
Dividends paid	(964,349)	(927,449)
Net cash provided by financing activities	(964,349)	(887,122)
Net increase in cash and due from banks	187,359	944,464
Cash and due from banks, beginning	1,033,992	89,528
Cash and due from banks, ending	$ 1,221,351	$ 1,033,992